       As filed with the Securities and Exchange Commission July 10, 2000.

                                                              File No. 333-50465
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                      [ ]
                                 ---
     Post-Effective Amendment No. 5                                   [X]
                                 ---

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 59                                                 [X]
                  ----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                          CHRISTOPHER M. GRINNELL, ESQ.
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X    on July 17, 2000 pursuant to paragraph (b) of Rule 485
     -----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
            on _______, 2000 pursuant to paragraph (a)(1) of Rule 485
     -----
            this post-effective amendment designates a new effective date for a
     -----  previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)

                       N-4 Item No.                                       Prospectus Heading
                       ------------                                       ------------------
1.  Cover Page                                                 Hartford Life and Annuity Insurance Company

2.  Definitions                                                Definitions

3.  Synopsis or Highlights                                     Fee Table; Highlights

4.  Condensed Financial Information                            Accumulation Unit Values; Performance Related Information

5.  General Description of Registrant, Depositor, and          General Contract Information
    Portfolio Companies

6.  Deductions                                                 Charges and Fees

7.  General Description of Variable Annuity Contracts          The Contract

8.  Annuity Period                                             Annuity Payouts

9.  Death Benefit                                              Death Benefit

10. Purchases and Contract Value                               Purchases and Contract Value

11. Redemptions                                                Surrenders

12. Taxes                                                      Federal Tax Considerations

13. Legal Proceedings                                          Legal Matters and Experts

14. Table of Contents of the Statement of Additional           Table of Contents of the Statement of Additional
    Information                                                Information

15. Cover Page                                                 Part B:  Statement of Additional Information

16. Table of Contents                                          Table of Contents

17. General Information and History                            Introduction

18. Services                                                   Independent Public Accountants



19. Purchases of Securities Being Offered                      Distribution of the Contracts

20. Underwriters                                               Distribution of the Contracts

21. Calculation of Performance Data                            Calculation of Yield and Return

22. Annuity Payments                                           N/A

23. Financial Statements                                       Financial Statements

24. Financial Statements and Exhibits                          Financial Statements and Exhibits

25. Directors and Officers of the Depositor                    Directors and Officers of the Depositor

26. Persons Controlled by or Under Common Control with the     Persons Controlled by or Under Common Control with the
    Depositor or Registrant                                    Depositor or Registrant

27. Number of Contract Owners                                  Number of Contract Owners

28. Indemnification                                            Indemnification

29. Principal Underwriters                                     Principal Underwriters

30. Location of Accounts and Records                           Location of Accounts and Records

31. Management Services                                        Management Services

32. Undertakings                                               Undertakings

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-50465), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated July 17, 2000 is included in Part A of this Post-Effective Amendment.

PUTNAM HARTFORD CAPITAL ACCESS
VARIABLE ANNUITY
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED JULY 17, 2000 TO THE PROSPECTUS
DATED MAY 1, 2000                                             [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following Sub-Account and underlying Fund will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                               TOTAL ANNUAL
                                                                                                              FUND OPERATING
                                                                                               OTHER             EXPENSES
                                                                                             EXPENSES       (INCLUDING WAIVERS
                                                MANAGEMENT FEES         12B-1 FEES        (INCLUDING ANY          AND ANY
                                              (INCLUDING WAIVERS)   (INCLUDING WAIVERS)   REIMBURSEMENTS)   REIMBURSEMENTS) (1)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income
  Fund (2) (3)                                      0.41%                 0.15%               0.49%               1.05%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                  0.80%                 0.15%               0.33%               1.28%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                   0.68%                 0.15%               0.10%               0.93%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston          0.65%                 0.15%               0.18%               0.98%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund              0.65%                 0.15%               0.12%               0.92%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                        0.61%                 0.15%               0.12%               0.88%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                    0.46%                 0.15%               0.04%               0.65%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)             0.70%                 0.15%               0.20%               1.05%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                      0.70%                 0.15%               0.13%               0.98%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                           0.65%                 0.15%               0.07%               0.87%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                               0.60%                 0.15%               0.07%               0.82%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                 0.80%                 0.15%               0.22%               1.17%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income
  Fund                                              0.80%                 0.15%               0.18%               1.13%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities
  Fund                                              1.08%                 0.15%               0.33%               1.56%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                            0.63%                 0.15%               0.08%               0.86%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                         0.41%                 0.15%               0.08%               0.64%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                    0.54%                 0.15%               0.05%               0.74%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                            0.70%                 0.15%               0.10%               0.95%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (3)            0.53%                 0.15%               0.37%               1.05%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (3)                         0.54%                 0.15%               0.31%               1.00%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (4)                  0.53%                 0.15%               0.76%               1.44%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (2)                       1.00%                 0.15%               0.19%               1.34%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund          0.65%                 0.15%               0.06%               0.86%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                0.65%                 0.15%               0.10%               0.90%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                              0.53%                 0.15%               0.04%               0.72%
-------------------------------------------------------------------------------------------------------------------------------

(1) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Fund's first full fiscal year.

(3) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                                        TOTAL FUND
                                                                                              OTHER     OPERATING
                                                              MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                          0.65%          0.15%       0.49%       1.29%
------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%          0.15%       0.37%       1.22%
------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%          0.15%       0.31%       1.11%
------------------------------------------------------------------------------------------------------------------

(4) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS NOT SELECTED:

EXAMPLE

                 If you surrender your Contract at the   If you annuitize your Contract at the   If you do not surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Putnam
   Technology      $30       $91       N/A        N/A      $29       $90       N/A        N/A      $30     $91       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE END OF THE EXAMPLE THAT ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT RIDER IS SELECTED:

EXAMPLE

                 If you surrender your Contract at the   If you annuitize your Contract at the   If you do not surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Putnam
   Technology      $31       $96       N/A        N/A      $31       $95       N/A        N/A      $31     $96       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING WILL BE ADDED TO THE "THE FUNDS" SECTION IN ALPHABETICAL ORDER:

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

HV-2600

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b) (1) Resolution of the board of directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (2)  Not applicable.

     (3)  (a) Principal Underwriter Agreement.(2)

     (3)  (b) Form of Dealer Agreement.(2)

     (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

     (5)  Form of Application.(1)

     (6)  (a) Certificate of Incorporation of Hartford.(3)

     (6)  (b) Bylaws of Hartford.(2)

     (7)  Not applicable.

     (8)  Not applicable.

     (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

     (11) No financial statements are omitted.

-------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated May 1, 1996.

(3) Incorporated by reference to the Initial Filing, to the Registration Satement File No. 333-45303, dated January 1, 1998.

     (12) Not applicable.

     (13) Not applicable.

     (14) Not applicable.

     (15) Copy of Power of Attorney.

     (16) Organizational Chart.


Item 25.  Directors and Officers of the Depositor

-----------------------------------------------------------------------------------------------------
NAME                                        POSITION WITH HARTFORD
-----------------------------------------------------------------------------------------------------
David A. Carlson                            Vice President
-----------------------------------------------------------------------------------------------------
Peter W. Cummins                            Senior Vice President
-----------------------------------------------------------------------------------------------------
Bruce W. Ferris                             Vice President
-----------------------------------------------------------------------------------------------------
Timothy M. Fitch                            Vice President & Actuary
-----------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                         Vice President & Chief Accounting Officer
-----------------------------------------------------------------------------------------------------
David T. Foy                                Senior Vice President, Chief Financial Officer and
                                            Treasurer, Director*
-----------------------------------------------------------------------------------------------------
Lynda Godkin                                Senior Vice President, General Counsel, and
                                            Corporate Secretary, Director*
-----------------------------------------------------------------------------------------------------
Lois W. Grady                               Senior Vice President
-----------------------------------------------------------------------------------------------------
Stephen T. Joyce                            Senior Vice President
-----------------------------------------------------------------------------------------------------
Michael D. Keeler                           Vice President
-----------------------------------------------------------------------------------------------------
Robert A. Kerzner                           Senior Vice President
-----------------------------------------------------------------------------------------------------
Thomas M. Marra                             President, Director*
-----------------------------------------------------------------------------------------------------
Steven L. Matthiesen                        Vice President
-----------------------------------------------------------------------------------------------------
Deanne Osgood                               Vice President
-----------------------------------------------------------------------------------------------------
Craig R. Raymond                            Senior Vice President and Chief Actuary
-----------------------------------------------------------------------------------------------------
Lowndes A. Smith                            Chief Executive Officer, Director*
-----------------------------------------------------------------------------------------------------
David M. Znamierowski                       Senior Vice President and Chief Investment Officer,
                                            Director*
-----------------------------------------------------------------------------------------------------

*Denotes election to Board of Directors.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of April 29, 2000, there were 246,600 Contract Owners.

Item 28.  Indemnification

     Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
     Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

     Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

     Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven

          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

         Name and Principal                    Positions and Offices
          Business Address                        With Underwriter
         ------------------                    ---------------------
          David A. Carlson              Vice President
          Peter W. Cummins              Senior Vice President
          David T. Foy                  Treasurer
          Lynda Godkin                  Senior Vice President, General Counsel and
                                        Corporate Secretary
          George R. Jay                 Controller
          Robert A. Kerzner             Executive Vice President
          Thomas M. Marra               Executive Vice President, Director
          Paul E. Olson                 Supervising Registered Principal
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Item 31. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of July, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY-
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
     (Registrant)

*By: Thomas M. Marra                  *By:  /s/ Marianne O'Doherty
     ---------------------------            ---------------------------------
     Thomas M. Marra, President             Marianne O'Doherty
                                            Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By: Thomas M. Marra
     ---------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*             *By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive                      -------------------------
     Officer, Director *                               Marianne O'Doherty
David M. Znamierowski, Senior Vice President           Attorney-in-Fact
     and Chief Investment Officer, Director*           Date:  July 10, 2000

                                  EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.